Finance Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease liabilities [line items]
Interest expense	$ (0.2)	$ 0.0	$ 0.0
Balance at the end of the year	111.5
Current portion of finance lease liability	8.5	0.0
Non-current portion of finance lease liability	80.1	0.0
Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Balance at the beginning of the year	0.0	0.0
Additions1	96.2	0.0
Interest expense	0.2	0.0
Repayments	(2.5)	0.0
Translation adjustment	(5.3)	0.0
Balance at the end of the year	88.6	0.0	$ 0.0
Current portion of finance lease liability	(8.5)	0.0
Non-current portion of finance lease liability	80.1	0.0
Future minimum lease payments	111.5	0.0
Interest	22.9	0.0
Present value of minimum lease payments	88.6	0.0
Within one year [member]
Disclosure of finance lease liabilities [line items]
Balance at the end of the year	11.6
Within one year [member] | Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	11.6	0.0
Interest	3.1	0.0
Present value of minimum lease payments	8.5	0.0
Later than one years and not later than five years [member] | Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	41.5	0.0
Interest	11.5	0.0
Present value of minimum lease payments	30.0	0.0
Later than five years [member]
Disclosure of finance lease liabilities [line items]
Balance at the end of the year	58.4
Later than five years [member] | Gruyere power purchase agreement [member]
Disclosure of finance lease liabilities [line items]
Future minimum lease payments	58.4	0.0
Interest	8.3	0.0
Present value of minimum lease payments	$ 50.1	$ 0.0